Distribution Date:	10/20/25	CSAIL 2015-C2 Commercial Mortgage Trust
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-28	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12634NAQ1	1.454400%	64,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12634NAR9	2.850500%	30,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12634NAS7	3.231200%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12634NAT5	3.504000%	470,236,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12634NAU2	3.224100%	101,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12634NAX6	3.849000%	115,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.62%
B	12634NAY4	4.042617%	82,732,000.00	67,015,171.93	9,012,409.12	225,763.90	0.00	0.00	9,238,173.02	58,002,762.81	77.01%	15.63%
C	12634NAZ1	4.042617%	55,228,000.00	55,228,000.00	0.00	186,054.72	0.00	0.00	186,054.72	55,228,000.00	55.12%	11.63%
D	12634NBA5	4.042617%	56,954,000.00	56,954,000.00	0.00	206,488.82	0.00	0.00	206,488.82	56,954,000.00	32.54%	7.50%
E	12634NAG3	3.225000%	36,243,000.00	36,243,000.00	0.00	200,797.98	0.00	0.00	200,797.98	36,243,000.00	18.18%	4.88%
F*	12634NAJ7	3.225000%	18,985,000.00	18,985,000.00	0.00	0.00	0.00	0.00	0.00	18,985,000.00	10.65%	3.50%
NR	12634NAL2	3.225000%	48,325,089.00	26,869,184.61	0.00	0.00	0.00	0.00	0.00	26,869,184.61	0.00%	0.00%
Z	12634NBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12634NAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,380,701,089.00	261,294,356.54	9,012,409.12	819,105.42	0.00	0.00	9,831,514.54	252,281,947.42

X-A	12634NAV0	4.042617%	1,082,234,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12634NAW8	0.000000%	82,732,000.00	67,015,171.93	0.00	0.00	0.00	0.00	0.00	58,002,762.81
X-E	12634NAA6	0.817617%	36,243,000.00	36,243,000.00	0.00	24,694.08	0.00	0.00	24,694.08	36,243,000.00
X-F	12634NAC2	0.817617%	18,985,000.00	18,985,000.00	0.00	12,935.38	0.00	0.00	12,935.38	18,985,000.00
X-NR	12634NAE8	0.817617%	48,325,089.00	26,869,184.61	0.00	18,307.25	0.00	0.00	18,307.25	26,869,184.61
Notional SubTotal			1,268,519,089.00	149,112,356.54	0.00	55,936.71	0.00	0.00	55,936.71	140,099,947.42

Deal Distribution Total					9,012,409.12	875,042.13	0.00	0.00	9,887,451.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12634NAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12634NAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12634NAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12634NAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12634NAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12634NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12634NAY4	810.02721958	108.93498429	2.72885824	0.00000000	0.00000000	0.00000000	0.00000000	111.66384253	701.09223529
C	12634NAZ1	1,000.00000000	0.00000000	3.36884769	0.00000000	0.00000000	0.00000000	0.00000000	3.36884769	1,000.00000000
D	12634NBA5	1,000.00000000	0.00000000	3.62553675	(0.25668926)	0.00000000	0.00000000	0.00000000	3.62553675	1,000.00000000
E	12634NAG3	1,000.00000000	0.00000000	5.54032448	(2.85282455)	8.68103413	0.00000000	0.00000000	5.54032448	1,000.00000000
F	12634NAJ7	1,000.00000000	0.00000000	0.00000000	2.68750013	18.96485699	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12634NAL2	556.00900414	0.00000000	0.00000000	1.49427412	83.79908954	0.00000000	0.00000000	0.00000000	556.00900414
Z	12634NBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12634NAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12634NAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12634NAW8	810.02721958	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	701.09223529
X-E	12634NAA6	1,000.00000000	0.00000000	0.68134757	0.00000000	0.00000000	0.00000000	0.00000000	0.68134757	1,000.00000000
X-F	12634NAC2	1,000.00000000	0.00000000	0.68134738	0.00000000	0.00000000	0.00000000	0.00000000	0.68134738	1,000.00000000
X-NR	12634NAE8	556.00900414	0.00000000	0.37883531	0.00000000	0.00000000	0.00000000	0.00000000	0.37883531	556.00900414

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	09/01/25 - 09/30/25	30	0.00	24,694.08	0.00	24,694.08	0.00	0.00	0.00	24,694.08	0.00
X-F	09/01/25 - 09/30/25	30	0.00	12,935.38	0.00	12,935.38	0.00	0.00	0.00	12,935.38	0.00
X-NR	09/01/25 - 09/30/25	30	0.00	18,307.25	0.00	18,307.25	0.00	0.00	0.00	18,307.25	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	09/01/25 - 09/30/25	30	0.00	225,763.90	0.00	225,763.90	0.00	0.00	0.00	225,763.90	0.00
C	09/01/25 - 09/30/25	30	0.00	186,054.72	0.00	186,054.72	0.00	0.00	0.00	186,054.72	0.00
D	09/01/25 - 09/30/25	30	14,570.39	191,869.35	0.00	191,869.35	(14,619.48)	0.00	0.00	206,488.82	0.00
E	09/01/25 - 09/30/25	30	416,901.21	97,403.06	0.00	97,403.06	(103,394.92)	0.00	0.00	200,797.98	314,626.72
F	09/01/25 - 09/30/25	30	308,197.34	51,022.19	0.00	51,022.19	51,022.19	0.00	0.00	0.00	360,047.81
NR	09/01/25 - 09/30/25	30	3,966,726.95	72,210.93	0.00	72,210.93	72,210.93	0.00	0.00	0.00	4,049,598.46
Totals			4,706,395.89	880,260.86	0.00	880,260.86	5,218.72	0.00	0.00	875,042.13	4,724,272.99

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	Additional Information
Total Available Distribution Amount (1)	9,887,451.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	882,460.09	Master Servicing Fee	916.01
Interest Reductions due to Nonrecoverability Determination	(143,927.72)	Certificate Administrator Fee	465.01
Interest Adjustments	113,006.01	Trustee Fee	210.00
Deferred Interest	113,088.58	CREFC® Intellectual Property Royalty License Fee	108.87
ARD Interest	0.00	Operating Advisor Fee	326.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	964,626.96	Total Fees	2,026.51

Principal		Expenses/Reimbursements
Scheduled Principal	228,143.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,848.66
Principal Prepayments	8,681,175.23	Special Servicing Fees (Monthly)	59,356.02
Collection of Principal after Maturity Date	10,124.30	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,353.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	23,814.26	Rating Agency Expenses	0.00
Principal Adjustments	69,151.67	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,012,409.12	Total Expenses/Reimbursements	87,558.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	875,042.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,012,409.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,887,451.25
Total Funds Collected	9,977,036.08	Total Funds Distributed	9,977,036.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	261,294,356.54	261,294,356.54	Beginning Certificate Balance	261,294,356.54
(-) Scheduled Principal Collections	228,143.66	228,143.66	(-) Principal Distributions	9,012,409.12
(-) Unscheduled Principal Collections	8,715,113.79	8,715,113.79	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	69,151.67	69,151.67	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	252,281,947.42	252,281,947.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	261,835,303.34	261,835,303.34	Ending Certificate Balance	252,281,947.42
Ending Actual Collateral Balance	252,881,100.25	252,881,100.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,631,259.97	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,631,259.97	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	12,127,728.89	4.81%	(6)	4.3767	1.291978	1.25 or less	6	51,235,162.40	20.31%	(6)	4.5682	0.718597
5,000,000 to 9,999,999	2	14,071,811.12	5.58%	(6)	4.2865	0.330386	1.26 to 1.50	2	22,634,150.74	8.97%	(5)	4.2432	1.282325
10,000,000 to 19,999,999	4	59,912,195.51	23.75%	(10)	4.1558	1.822976	1.51 to 1.75	1	18,683,318.31	7.41%	(12)	4.0610	1.730100
20,000,000 to 24,999,999	2	41,207,069.27	16.33%	(5)	4.5028	1.134045	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	1	33,000,000.00	13.08%	(7)	3.8000	2.039500	2.01 to 2.25	2	52,658,889.42	20.87%	(8)	3.8605	2.088070
50,000,000 or greater	1	91,963,142.63	36.45%	(7)	3.8000	2.321600	2.26 to 2.50	3	106,111,642.55	42.06%	(7)	3.8628	2.321456
Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752	2.51 to 2.75	1	958,784.00	0.38%	(7)	3.8000	2.730000
							2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	2	40,792,353.32	16.17%	(8)	4.3961	1.562365
							Office	4	40,623,184.25	16.10%	(6)	4.6378	1.385481
Connecticut	3	44,417,129.23	17.61%	(8)	3.9483	1.772092
							Retail	16	211,658,763.17	83.90%	(8)	3.9421	1.892009
Florida	1	11,111,642.55	4.40%	(6)	4.4000	2.290600
							Totals	20	252,281,947.42	100.00%	(7)	4.0542	1.811752
Georgia	1	2,475,912.74	0.98%	(5)	4.4100	1.192600
Kansas	3	10,284,243.05	4.08%	(5)	4.1900	1.277800
Louisiana	1	8,169,646.06	3.24%	(5)	4.0600	(0.262900)
Maryland	2	95,000,000.00	37.66%	(7)	3.8000	2.321600
Michigan	1	3,095,629.41	1.23%	(6)	4.8600	(0.211700)
Missouri	2	22,224,809.77	8.81%	(11)	4.0816	1.658027
North Carolina	1	2,560,545.37	1.01%	(5)	4.6600	1.317800
Ohio	2	6,247,870.86	2.48%	(5)	4.1900	1.277800
Pennsylvania	1	5,902,165.06	2.34%	(7)	4.6000	1.151600
Totals	20	252,281,947.42	100.00%	(7)	4.0542	1.811752

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	5	148,617,673.42	58.91%	(8)	3.8214	2.243704	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	3	46,926,569.74	18.60%	(8)	4.1160	1.189651	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	3	24,045,900.52	9.53%	(8)	4.4141	1.546848	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	2	8,462,710.43	3.35%	(6)	4.6182	1.201887	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	2	24,229,093.31	9.60%	(5)	4.8077	0.843007	49 months or greater	15	252,281,947.42	100.00%	(7)	4.0542	1.811752
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752
	Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	15	252,281,947.42	100.00%	(7)	4.0542	1.811752	Interest Only	4	128,958,784.00	51.12%	(7)	3.8000	2.255001
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	11	123,323,163.42	48.88%	(8)	4.3199	1.348247
	Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		2	3,995,641.37	1.58%	(7)	3.8000	2.501987	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	8	175,517,979.61	69.57%	(7)	4.0636	1.740710	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	2	44,111,642.55	17.49%	(7)	3.9511	2.102752	Totals	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	3	28,656,683.89	11.36%	(10)	4.1904	1.702692
	Totals	15	252,281,947.42	100.00%	(7)	4.0542	1.811752
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303821001	RT	Wheaton	MD	Actual/360	3.800%	291,216.62	0.00	0.00	N/A	03/01/25	--	91,963,142.63	91,963,142.63	10/01/25
1A	303831001				Actual/360	3.800%	9,616.72	0.00	0.00	N/A	03/01/25	--	3,036,857.37	3,036,857.37	10/01/25
5	303821005	RT	Trumbull	CT	Actual/360	3.800%	104,500.00	0.00	0.00	N/A	03/01/25	--	33,000,000.00	33,000,000.00	02/01/25
5A	303821105	RT	Trumbull	CT	Actual/360	3.800%	3,036.15	0.00	0.00	N/A	03/01/25	--	958,784.00	958,784.00	02/01/25
11	303821011	OF	Bakersfield	CA	Actual/360	4.800%	84,736.36	50,627.30	0.00	N/A	05/06/25	05/06/27	21,184,091.20	21,133,463.90	10/06/25
15	303821015	RT	Various	Various	Actual/360	4.190%	70,344.63	72,826.70	0.00	05/06/25	05/06/45	--	20,146,432.07	20,073,605.37	10/06/25
17	303821017	RT	Eureka	CA	Actual/360	3.962%	0.00	0.00	0.00	N/A	11/06/24	--	19,658,889.42	19,658,889.42	01/06/25
18	303821018	RT	Chesterfield	MO	Actual/360	4.061%	63,397.11	50,129.01	0.00	N/A	10/06/24	--	18,733,447.32	18,683,318.31	10/06/25
30	303821030	OF	Altamonte Springs	FL	Actual/360	4.400%	40,849.96	29,256.57	0.00	N/A	04/06/25	--	11,140,899.12	11,111,642.55	09/06/25
32	625100129	RT	Torrington	CT	Actual/360	4.430%	0.00	0.00	0.00	N/A	12/05/24	--	10,458,345.23	10,458,345.23	07/05/25
40	303821040	OF	Eagan	MN	Actual/360	4.003%	29,047.52	8,708,814.05	0.00	05/06/25	03/06/26	--	8,708,814.05	0.00	10/06/25
42	623100200	RT	Chalmette	LA	Actual/360	4.060%	113,006.01	69,151.67	69,151.67	N/A	05/06/25	--	8,238,797.73	8,169,646.06	07/06/25
54	625100151	OF	Philadelphia	PA	Actual/360	4.600%	22,683.43	15,252.25	0.00	N/A	03/05/25	--	5,917,417.31	5,902,165.06	05/05/25
91	303821091	RT	Saginaw	MI	Actual/360	4.860%	0.00	0.00	0.00	N/A	04/06/25	--	3,095,629.41	3,095,629.41	07/06/20
94	303821094	OF	Savannah	GA	Actual/360	4.410%	9,135.23	9,865.18	0.00	N/A	05/06/25	--	2,485,777.92	2,475,912.74	10/06/25
99	625100160	RT	Jacksonville	NC	Actual/360	4.660%	9,968.64	6,486.39	0.00	N/A	05/05/25	--	2,567,031.76	2,560,545.37	04/05/25
Totals							851,538.38	9,012,409.12	69,151.67				261,294,356.54	252,281,947.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,150,572.42	5,535,034.00	01/01/25	03/31/25	10/14/25	41,509,640.99	0.00	0.00	0.00	89,289.00	0.00
1A	0.00	0.00	--	--	10/14/25	3,036,857.37	0.00	0.00	0.00	0.00	0.00
5	14,279,090.00	3,278,146.09	01/01/24	03/31/24	09/01/25	7,530,912.00	48,426.90	80,405.74	712,884.60	0.00	0.00
5A	0.00	0.00	--	--	09/01/25	958,784.00	6,165.38	(4.07)	22,609.76	0.00	0.00
11	1,535,989.62	485,319.97	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,985,424.00	496,357.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	6,006,274.00	3,081,624.00	01/01/20	06/30/20	05/12/25	10,720,354.50	0.00	0.00	0.00	0.00	0.00
18	0.00	9,907,711.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,892,178.17	1,021,868.45	01/01/24	06/30/24	08/11/25	0.00	0.00	70,060.11	70,060.11	0.00	0.00
32	787,575.00	0.00	--	--	02/11/25	4,385,164.07	0.00	0.00	0.00	0.00	0.00
40	1,012,206.96	516,630.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	19,564.00	04/01/24	03/31/25	09/11/25	0.00	0.00	0.00	0.00	0.00	0.00
54	569,381.67	0.00	--	--	08/11/25	90,086.83	0.00	166,612.88	166,612.88	0.00	0.00
91	237,851.00	2,067.50	01/01/22	06/30/22	10/14/25	1,090,510.78	232,764.30	0.00	0.00	0.00	0.00
94	295,594.52	144,195.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
99	372,962.23	0.00	--	--	09/11/25	0.00	0.00	16,433.42	82,220.20	0.00	0.00
Totals	50,125,099.59	24,488,518.11				69,322,310.54	287,356.58	333,508.08	1,054,387.55	89,289.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	303821015	13,689.96	Partial Liquidation (Curtailment)	0.00	0.00
18	303821018	10,124.30	Partial Liquidation (Curtailment)	0.00	0.00
40	303821040	8,691,299.53	Payoff Prior to Maturity	0.00	0.00
Totals		8,715,113.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	2	23,814.26	1	8,691,299.53	4.054154%	3.854370%	(7)
09/17/25	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	2	366,927.79	0	0.00	4.052717%	3.861681%	(6)
08/15/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	1	9,770.34	1	18,059,808.65	4.066913%	3.886497%	(5)
07/17/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	4	213,075.75	0	0.00	4.129461%	3.970620%	(4)
06/17/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	0	0.00	1	7,301,459.29	4.103926%	3.951300%	(3)
05/16/25	0	0.00	0	0.00	0	0.00	1	19,658,889.42	1	3,095,629.41	0	0.00	0	0.00	0	0.00	4.118436%	3.996334%	(2)
04/17/25	0	0.00	1	8,238,797.73	0	0.00	1	19,658,889.42	1	3,095,629.41	0	0.00	1	9,998.09	1	14,045,303.37	4.189740%	4.101353%	0
03/17/25	1	8,238,797.73	0	0.00	1	3,095,629.41	1	19,700,977.40	0	0.00	0	0.00	1	23,978.73	2	10,675,456.94	4.183565%	4.141126%	1
02/18/25	0	0.00	0	0.00	1	3,095,629.41	0	0.00	0	0.00	0	0.00	1	6,569.26	5	22,023,965.47	4.198108%	4.168406%	2
01/17/25	0	0.00	0	0.00	1	3,095,629.41	0	0.00	0	0.00	0	0.00	0	0.00	2	6,469,819.84	4.196564%	4.170798%	3
12/17/24	1	7,406,099.17	0	0.00	1	3,095,629.41	0	0.00	0	0.00	1	21,376,163.09	0	0.00	3	10,761,082.30	4.178160%	4.149608%	3
11/18/24	1	7,423,622.69	0	0.00	1	3,102,347.78	0	0.00	0	0.00	0	0.00	0	0.00	1	2,760,421.01	4.190556%	4.165907%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	303821005	02/01/25	7	5	80,405.74	712,884.60	0.00	33,000,000.00	03/03/25	2		05/09/25
5A	303821105	02/01/25	7	5	(4.07)	22,609.76	0.00	958,784.00	03/03/25	2		05/09/25
17	303821017	01/06/25	8	5	0.00	0.00	0.00	19,791,200.86	10/14/20	2		02/18/25
30	303821030	09/06/25	0	5	70,060.11	70,060.11	14,737.88	11,140,899.12	05/07/25	13
32	625100129	07/05/25	2	5	0.00	0.00	5,985.58	10,458,345.23	12/12/24	2		06/03/25
42	623100200	07/06/25	2	5	0.00	0.00	5,833.05	8,169,646.06	01/29/25	11
91	303821091	07/06/20	62	5	0.00	0.00	21,220.96	3,407,296.90	06/15/20	7			02/28/25
99	625100160	04/05/25	5	5	16,433.42	82,220.20	0.00	2,598,100.96	05/20/25	13
Totals					166,895.20	887,774.67	47,777.47	89,524,273.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		211,074,878	122,061,396	21,841,834		67,171,648
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		21,133,464	21,133,464	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		20,073,605	20,073,605	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	252,281,947	174,380,108	0	8,169,646	2,560,545	67,171,648
Sep-25	261,294,357	180,831,101	2,485,778	0	10,805,829	67,171,648
Aug-25	278,209,077	189,056,782	0	10,458,345	21,980,648	56,713,303
Jul-25	349,142,354	233,438,017	0	0	58,991,035	56,713,303
Jun-25	364,789,114	172,887,318	0	0	135,188,493	56,713,303
May-25	401,745,109	152,667,701	0	0	226,322,888	22,754,519
Apr-25	520,060,894	305,090,002	0	8,238,798	183,977,576	22,754,519
Mar-25	666,023,771	490,544,132	8,238,798	0	147,539,864	19,700,977
Feb-25	703,475,989	680,630,939	0	0	22,845,050	0
Jan-25	750,058,742	714,968,536	0	0	35,090,206	0
Dec-24	927,643,147	867,199,296	7,406,099	0	53,037,751	0
Nov-24	994,877,367	964,474,881	7,423,623	0	22,978,863	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303821001	91,963,142.63	91,963,142.63	136,000,000.00	05/08/25	5,108,255.50	2.32160	03/31/25	03/01/25	I/O
1A	303831001	3,036,857.37	3,036,857.37	136,000,000.00	05/08/25	23,717,330.00	2.43000	05/20/15	03/01/25	I/O
5	303821005	33,000,000.00	33,000,000.00	262,000,000.00	11/30/14	2,983,779.84	2.03950	03/31/24	03/01/25	I/O
5A	303821105	958,784.00	958,784.00	262,000,000.00	11/30/14	17,184,190.00	2.73000	05/20/15	03/01/25	I/O
17	303821017	19,658,889.42	19,791,200.86	14,500,000.00	12/27/24	2,876,745.00	2.16960	06/30/20	11/06/24	234
18	303821018	18,683,318.31	18,683,318.31	102,600,000.00	07/29/25	9,485,957.00	1.73010	06/30/25	10/06/24	234
30	303821030	11,111,642.55	11,140,899.12	11,550,000.00	07/09/25	963,530.45	2.29060	06/30/24	04/06/25	233
32	625100129	10,458,345.23	10,458,345.23	6,150,000.00	01/19/25	669,095.56	0.84050	12/31/24	12/05/24	229
42	623100200	8,169,646.06	8,169,646.06	8,500,000.00	06/06/25	(143,711.75)	(0.26290)	03/31/25	05/06/25	234
54	625100151	5,902,165.06	5,990,624.69	5,400,000.00	07/09/25	524,256.67	1.15160	12/31/21	03/05/25	232
91	303821091	3,095,629.41	3,407,296.90	3,025,000.00	10/08/25	(24,496.00)	(0.21170)	06/30/22	04/06/25	234
94	303821094	2,475,912.74	2,475,912.74	5,600,000.00	03/10/15	135,966.36	1.19260	06/30/25	05/06/25	174
99	625100160	2,560,545.37	2,598,100.96	7,100,000.00	08/05/25	260,220.23	1.31780	12/31/24	05/05/25	234
Totals		211,074,878.15	211,674,128.87	960,425,000.00		63,741,118.86

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	303821001	RT	MD	03/14/25	4

Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan assumption offer from a qualified buyer and are negotiating. Are also negotiating a settlement of borrower's full payment guarantee. As of late September are in parallel seeking a receiver and negotiating on a deal on both fronts.

1A	303831001	Various	Various	03/14/25	4

Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan assumption offer from a qualified buyer and are negotiating. Are also negotiating a settlement of borrower's full payment guarantee. As of late September are in parallel seeking a receiver and negotiating on a deal on both fronts.

5	303821005	RT	CT	03/03/25	2

Transfer to special servicing 3/3/25. PNA signed 3/25/25. A Receiver was appointed 6/9/25. Receiver's 8/31/25 report shows T3 NOI of $248,352 and occupancy of 77.9%. HVAC was inoperable and one of three units has been repaired.

	Receiver's operating budget under review. BOVs have been received and are under review.

5A	303821105	RT	CT	03/03/25	2

Transfer to special servicing 3/3/25. PNA signed 3/25/25. A Receiver was appointed 6/9/25. Receiver's 8/31/25 report shows T3 NOI of $248,352 and occupancy of 77.9%. HVAC was inoperable and one of three units has been repaired.

	Receiver's operating budget under review. BOVs have been received and are under review.

17	303821017	RT	CA	10/14/20	2

Loan transferred to special servicing 11/11/2024 due to 11/6/2024 maturity default. Borrower does not intend to cure the maturity default. Loan is cash managed. Third party reports in receipt. Legal counsel engaged 12/3/2024, delivered a formal notice ofd emand on 12/31/2024, and filed complaint for appointment of receiver 2/18/2025, and the notice of demand was recorded 2/26/2025. Receiver appointed 6/24/2025. As of 3/31/2025, occupancy was reported to be 59%, a negative

	trend from the prior quarter, and normalized NCF DSCR 0.97x, trending downward from prior quarter. Special Servicer is pursuing alternative recovery strategies under loan documents.

18	303821018	RT	MO	08/29/24	1

The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan collateral is a 351,184 square foot factory outlet mall located in Chesterfield, Missouri (30 miles west of downtown St. Louis). As of June 2025, the pro perty was 99% occupied, however 11% of occupancy is temp tenancy (occupancy is 88% excluding temp tenants). Forbearance/loan modification agreement closed in December 2024 and as part of that agreement, Borrower exercised

	its option to extend the loan mat urity date to 10/6/2027. Current strategy is to monitor the loan pursuant to that agreement. One of three pari passu loans.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
30	303821030	OF	FL	05/07/25	13

The loan transferred to SS in May 2025 due to Maturity Default. The loan matured on April 6, 2025. Hello letter sent and counsel has been engaged. Demand letter has been sent. Special Servicer is evaluating workout proposal from the

	Borrower.

32	625100129	RT	CT	12/12/24	2

The Loan transferred to special servicing on 12/12/2024 due to Balloon Payment/Maturity Default. The Special Servicer sent the Hello Letter and Pre-Negotiation Letter to the Borrower on 12/17/2024. The Special Servicer engaged counsel and sent the Borrower a notice of default. The Borrower stated it will not fund the asset going forward. Special Servicer is now pursuing a foreclosure strategy with disposition thereafter. Complaint was filed on 6/3/2025. Receiver was appointed on

	9/16/2025. SS will provide status updates on the FC as they become available.

42	623100200	RT	LA	01/29/25	11

Loan transferred to Special Servicing on 1/29/2025 due to Borrower declared imminent default. Special Servicer has provided a PNL to be executed, but only one Guarantor has signed. Borrower has received several purchase offers, contingent

	on a Lease renew al with Rouses. As of 9/29/2025, Borrower and Tenant are in the process of finalizing lease terms.

54	625100151	OF	PA	05/13/25	13
	Special Servicer sent Hello Letter and Pre-Negotiation Letter to Borrower on 5/27/2025. As of 9/29/2025, Special Servicer is dual-tracking the Loan while negotiations remain ongoing.

91	303821091	RT	MI	06/15/20	7

The loan was transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. A foreclosure sale occurred on 2/28/25, at which the Lender was the successful bidder. The 6-month redemption period expired on 8/28/25, as a result the lender owns the property; however, Lender is working to clear outstanding title issues. As of 9/30/25, the Special Servicer is developing its Business Plan, until the plan is finalized, a placeholder disposition date

	is projected in Q2 20 26.

94	303821094	OF	GA	09/15/25	13
	Pending Borrower's response.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
99	625100160	RT	NC	05/20/25	13

The loan transferred to special servicing on 5/20/2025 due to maturity default. Special Servicer and Borrower are currently negotiating terms of a forbearance agreement to extend maturity for twelve months.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	303821011	0.00	4.80000%	0.00	4.80000%	9	11/15/24	11/19/24	--
13	303821013	22,903,527.53	4.77000%	22,903,527.53	4.77000%	10	04/22/20	05/06/20	06/11/20
14	623100196	24,324,300.51	4.13000%	24,324,300.51	4.13000%	10	06/24/20	06/05/20	08/11/20
23	303821023	0.00	4.28500%	0.00	4.28500%	10	10/30/21	10/30/21	--
24	303821024	0.00	4.11000%	0.00	4.11000%	10	10/30/20	10/06/20	12/11/20
49	303821049	7,960,183.47	4.56800%	7,960,183.47	4.56800%	10	08/03/20	08/06/20	09/11/20
54	625100151	0.00	4.60000%	0.00	4.60000%	10	04/30/21	04/30/21	--
Totals		55,188,011.51		55,188,011.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	303821006	06/17/22	27,693,019.12	17,700,000.00	19,823,782.69	6,261,680.23	19,823,782.69	13,562,102.46	14,130,916.66	0.00	1,012,349.19	13,118,567.47	38.58%
19	302691113	08/15/25	18,098,215.15	24,500,000.00	19,139,429.71	728,190.15	19,139,429.71	18,411,239.56	0.00	0.00	0.00	0.00	0.00%
23	303821023	04/17/25	14,079,799.30	22,000,000.00	14,233,233.59	153,434.29	14,233,233.59	14,079,799.30	0.00	0.00	0.00	0.00	0.00%
36	303821038	04/18/22	9,326,703.65	8,000,000.00	8,496,689.77	1,169,016.97	8,496,689.77	7,327,672.80	1,999,030.85	0.00	175,669.46	1,823,361.39	16.91%
45	303821045	06/17/25	7,318,427.51	12,200,000.00	7,682,553.68	364,126.17	7,682,553.68	7,318,427.51	0.00	0.00	0.00	0.00	0.00%
68	303821068	01/18/18	5,724,893.22	9,370,000.00	8,232,990.29	1,088,409.47	8,232,990.29	7,144,580.82	0.00	0.00	(124.62)	124.62	0.00%
80	303821080	03/17/21	4,220,872.90	2,700,000.00	2,574,229.68	681,783.89	2,574,229.68	1,892,445.79	2,328,427.11	0.00	5,608.78	2,322,818.33	47.40%
111	303821111	01/17/19	2,020,620.93	3,300,000.00	2,447,852.20	111,243.00	2,447,852.20	2,336,609.20	0.00	0.00	(234,170.11)	234,170.11	11.42%
114	301880036	03/17/20	1,636,735.68	2,650,000.00	1,712,816.68	59,855.97	1,712,816.68	1,652,960.71	0.00	0.00	(400.00)	400.00	0.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			90,119,287.46	102,420,000.00	84,343,578.29	10,617,740.14	84,343,578.29	73,725,838.15	18,458,374.62	0.00	958,932.70	17,499,441.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	0.00	(63,476.53)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(63,306.40)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(63,136.72)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(62,599.50)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(62,431.71)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(58,260.11)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(58,103.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(57,948.22)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(57,588.18)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(51,406.37)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(51,270.55)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(51,133.13)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(50,996.07)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(50,859.39)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(50,737.34)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(50,601.35)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(50,465.73)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(50,330.46)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(50,195.56)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(50,061.02)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(49,926.85)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(49,793.03)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(49,659.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(49,484.37)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(49,359.97)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(49,227.67)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(49,095.73)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(48,964.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(48,832.90)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(49,170.05)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	(51,772.09)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(51,648.35)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(51,509.92)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(51,371.86)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(51,234.17)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(51,096.84)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(50,959.89)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(50,823.30)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(50,687.08)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(50,551.22)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(12,540.68)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(12,507.07)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(7,115.55)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(7,096.48)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(7,077.46)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(7,058.49)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(7,039.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(7,020.70)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(7,001.89)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(6,983.12)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(6,906.59)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(6,874.54)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(6,550.50)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(6,511.16)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(6,493.71)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(231.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(231.11)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(224.96)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(224.36)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(194.55)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	(189.80)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(139.93)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(131.90)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/20	0.00	(117.25)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/20	0.00	(116.94)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/20	0.00	(43.01)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/20	0.00	(42.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/20	0.00	(2.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/20	0.00	(2.16)	0.00	0.00	0.00	0.00	0.00	0.00
6	303821006	08/16/24	0.00	0.00	13,118,567.47	0.00	0.00	(5,010.26)	0.00	0.00	13,118,567.47
		11/17/23	0.00	0.00	13,123,577.73	0.00	0.00	15,705.61	0.00	0.00
		10/17/23	0.00	0.00	13,107,872.12	0.00	0.00	(3,071.75)	0.00	0.00
		04/17/23	0.00	0.00	13,110,943.87	0.00	0.00	(1,019,972.79)	0.00	0.00
		06/17/22	0.00	0.00	14,130,916.66	0.00	0.00	14,130,916.66	0.00	0.00
19	302691113	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	303821023	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	303821038	12/17/24	0.00	0.00	1,823,361.39	0.00	0.00	(733.00)	0.00	0.00	1,823,361.39
		08/16/24	0.00	0.00	1,824,094.39	0.00	0.00	(315.02)	0.00	0.00
		05/17/23	0.00	0.00	1,824,409.41	0.00	0.00	(174,621.44)	0.00	0.00
		04/18/22	0.00	0.00	1,999,030.85	0.00	0.00	1,999,030.85	0.00	0.00
45	303821045	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	303821068	06/17/21	0.00	0.00	124.62	0.00	0.00	143.13	0.00	0.00	143.13
		01/17/19	0.00	0.00	(18.51)	0.00	(18.51)	0.00	0.00	0.00
		01/18/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	303821080	03/17/23	0.00	0.00	2,322,818.33	0.00	0.00	(5,608.78)	0.00	0.00	2,322,818.33
		03/17/21	0.00	0.00	2,328,427.11	0.00	0.00	2,328,427.11	0.00	0.00
111	303821111	08/17/21	0.00	0.00	234,170.11	0.00	0.00	21,567.15	0.00	0.00	234,170.11
		07/16/21	0.00	0.00	212,602.96	0.00	0.00	5,054.40	0.00	0.00
		06/17/21	0.00	0.00	207,548.56	0.00	0.00	113,878.00	0.00	0.00
		05/17/21	0.00	0.00	93,670.56	0.00	0.00	8,127.60	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
111	303821111	03/17/21	0.00	0.00	85,542.96	0.00	0.00	1,379.60	0.00	0.00
		01/15/21	0.00	0.00	84,163.36	0.00	0.00	2,062.45	0.00	0.00
		11/18/20	0.00	0.00	82,100.91	0.00	0.00	10,894.40	0.00	0.00
		10/19/20	0.00	0.00	71,206.51	0.00	0.00	1,581.20	0.00	0.00
		09/17/20	0.00	0.00	69,625.31	0.00	0.00	18,415.70	0.00	0.00
		08/17/20	0.00	0.00	51,209.61	0.00	0.00	2,853.63	0.00	0.00
		07/17/20	0.00	0.00	48,355.98	0.00	0.00	5,335.13	0.00	0.00
		05/15/20	0.00	0.00	43,020.85	0.00	0.00	27,065.16	0.00	0.00
		03/17/20	0.00	0.00	15,955.69	0.00	0.00	15,152.94	0.00	0.00
		01/17/20	0.00	0.00	802.75	0.00	0.00	802.75	0.00	0.00
		01/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
114	301880036	05/15/20	0.00	0.00	400.00	0.00	0.00	400.00	0.00	0.00	400.00
		03/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(63,476.53)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(2,226,747.55)	17,499,441.92	0.00	(18.51)	17,499,460.43	0.00	0.00	17,499,460.43

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	19,158.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	632.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	6,875.00	0.00	0.00	23,816.51	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	199.75	0.00	0.00	3,032.15	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,353.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	4,086.80	0.00	0.00	0.00	0.00	64,907.10	0.00	0.00	0.00	0.00
18	0.00	0.00	3,902.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	38,608.72	0.00	0.00	0.00	0.00
40	0.00	(113,088.58)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	(113,006.01)	0.00	3,500.00	0.00	0.00	0.00	0.00	27,874.60	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	12,537.30	0.00	0.00	0.00	0.00
94	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(113,006.01)	(113,088.58)	59,356.02	0.00	1,353.64	26,848.66	0.00	143,927.72	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,391.45

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30